Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 258.0	$ 271.3
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(263.0)
Fair value of plans assets	256.0	269.6
Total defined benefit obligation of funded plans	(7.0)	(36.4)
Employee future benefit liabilities	(81.0)	(50.2)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation		(306.0)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(74.0)	(13.8)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(2.5)
Fair value of plans assets	2.0	1.7
Total defined benefit obligation of funded plans	(0.5)	(0.6)
Employee future benefit liabilities	(113.0)	(106.1)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation		(2.3)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (112.5)	$ (105.5)